FINANCIAL RISK MANAGEMENT - Foreign currency risk (Details)	12 Months Ended
	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)	Jun. 30, 2018 USD ($) $ / $	Jun. 30, 2018 EUR (€) $ / $	Jun. 30, 2018 AUD ($) $ / $	Jun. 30, 2017 USD ($) $ / $	Jun. 30, 2017 EUR (€) $ / $	Jun. 30, 2017 AUD ($) $ / $
FINANCIAL RISK MANAGEMENT
Financial assets					$ 5,791,923			$ 11,417,903
Financial liabilities					945,130			898,103
Trade and other payables
FINANCIAL RISK MANAGEMENT
Financial liabilities					945,130			898,103
Cash at bank / on hand
FINANCIAL RISK MANAGEMENT
Financial assets					$ 5,487,035			$ 10,988,255
Foreign currency risk
FINANCIAL RISK MANAGEMENT
Financial assets			$ 2,154,291	€ 28,952		$ 6,203,335	€ 30,852
Financial liabilities			$ 116,063			$ 99,540
Percentage of foreign exchange rate decrease	3.70%
Exchange rate | $ / $			0.7403	0.7403	0.7403	0.7686	0.7686	0.7686
Percentage of reasonably possible increase in risk assumption			10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption			10.00%	10.00%	10.00%
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (306,000)	$ (882,000)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	$ 250,000	$ 722,000
Foreign currency risk | Trade and other payables
FINANCIAL RISK MANAGEMENT
Financial liabilities			$ 116,063			$ 99,540
Foreign currency risk | Cash at bank / on hand
FINANCIAL RISK MANAGEMENT
Financial assets			$ 2,154,291	€ 28,952		$ 6,203,335	€ 30,852